UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  February 14, 2011
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 2,177,186


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.		COM	00163T109	96317	3037457	SH		Sole		1149511		1887946
Alexandria Real Estate Equitie	COM	015271109	58473	798155	SH		Sole		311153		487002
American Campus Communities	COM	024835100	21512	677340	SH		Sole		180764		496576
Associated Estates Realty Corp	COM	045604105	20772	1358516	SH		Sole		363234		995282
AvalonBay Communities, Inc.	COM	053484101	106355	944962	SH		Sole		360894		584068
BRE Properties, Inc.		COM	05564E106	31186	716927	SH		Sole		187655		529272
Boston Properties, Inc.		COM	101121101	141162	1639509	SH		Sole		603717		1035792
Brookfield Asset Mangement	COM	112585104	280	8425	SH		Sole		8425		0
Brookfield Properties Corp.	COM	112900105	13196	752760	SH		Sole		532460		220300
Coresite Realty Corp.		COM	21870Q105	11733	860220	SH		Sole		341220		519000
Corporate Office Properties	COM	22002T108	47512	1359435	SH		Sole		358702		1000733
Developers Diversified Realty 	COM	251591103	27249	1933897	SH		Sole		523488		1410409
Douglas Emmett			COM	25960P109	1	78	SH		Sole		78		0
Eastgroup Properties		COM	277276101	23328	551236	SH		Sole		148827		402409
Equity Lifestyle Properties	COM	29472R108	49195	879593	SH		Sole		390589		489004
Equity Residential		COM	29476L107	154904	2981773	SH		Sole		1120798		1860975
Essex Property Trust, Inc.	COM	297178105	64421	564002	SH		Sole		222731		341271
Extra Space Storage, Inc	COM	30225T102	19574	1124966	SH		Sole		298064		826902
Federal Realty Investment Trus	COM	313747206	45967	589849	SH		Sole		235271		354578
General Growth Properties	COM	370023103	42999	2777675	SH		Sole		1004059		1773616
Glimcher Realty Trust		COM	379302102	269	31556	SH		Sole		30452		1104
HCP Inc.			COM	40414L109	89892	2443385	SH		Sole		880661		1562724
Hersha Hospitality Trust	COM	427825104	18566	2812978	SH		Sole		771053		2041925
Host Hotels & Resorts, Inc.	COM	44107P104	57024	3191032	SH		Sole		856406		2334626
Kilroy Realty			COM	49427F108	26731	732947	SH		Sole		193931		539016
LaSalle Hotel Properties	COM	517942108	16064	608475	SH		Sole		166228		442247
Liberty Property Trust		COM	531172104	16820	526952	SH		Sole		141466		385486
Marriott International-CL A	COM	571903202	20177	485735	SH		Sole		343535		142200
Nationwide Health Properties, 	COM	638620104	76476	2102136	SH		Sole		772762		1329374
Post Properties, Inc.		COM	737464107	36833	1014675	SH		Sole		270672		744003
Public Storage			COM	74460D109	125965	1242015	SH		Sole		462115		779900
Regency Centers Corp.		COM	758849103	49157	1163758	SH		Sole		448325		715433
SL Green Realty Corp.		COM	78440X101	40619	601672	SH		Sole		220981		380691
Saul Centers, Inc.		COM	804395101	30330	640558	SH		Sole		172462		468096
Simon Property Group, Inc.	COM	828806109	220878	2220106	SH		Sole		798114		1421992
Starwood Hotels & Resorts Worl	COM	85590A401	74439	1224732	SH		Sole		464470		760262
Taubman Centers, Inc.		COM	876664103	49048	971635	SH		Sole		360784		610851
The Macerich Company		COM	554382101	55613	1173997	SH		Sole		414883		759114
Ventas, Inc.			COM	92276F100	51026	972290	SH		Sole		263833		708457
Vornado Realty Trust		COM	929042109	145122	1741542	SH		Sole		642126		1099416
REPORT SUMMARY 			40 DATA RECORDS		2177186		0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED